UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 10-D

                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(D) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

     For the monthly distribution period from June 1, 2007 to June 30, 2007
                          -----------------------------

             Commission File Number of issuing entity: 333-140614-04

                           RFMSI SERIES 2007-SA3 TRUST
                           ---------------------------
           (Exact name of issuing entity as specified in its charter)

                 Commission File Number of depositor: 333-140614

                 RESIDENTIAL FUNDING MORTGAGE SECURITIES I, INC.
                 -----------------------------------------------
              (Exact name of depositor as specified in its charter)

                        RESIDENTIAL FUNDING COMPANY, LLC
                        --------------------------------
               (Exact name of sponsor as specified in its charter)

            New York                                        None
----------------------------------------          ------------------------------
  (State or other jurisdiction                        (I.R.S. Employer
of incorporation or organization                      Identification No.)
   of the issuing entity)

c/o Residential Funding Company, LLC, as Master Servicer
     8400 Normandale Lake Boulevard

      Minneapolis, Minnesota                                 55437
----------------------------------------                ---------------
(Address of principal executive offices of                 (Zip Code)
          issuing entity)

             (952) 857-7000 (Telephone number, including area code)

                                       N/A
           (Former name, former address, if changed since last report)


 Title of Class                Registered/reported pursuant to (check one)
                                                                Name of exchange
                     Section 12(b) Section 12(g) Section 15(d)(If Section 12(b)) Mortgage Pass-Through
Certificates, Series
2007-SA3, in the classes
specified herein          [___]          [___]         [ X ]      _____________


Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes _X_ No ___

                        PART I - DISTRIBUTION INFORMATION

ITEM 1 - DISTRIBUTION AND POOL PERFORMANCE INFORMATION.

      The response to Item 1 is set forth in part herein and in part in Exhibit 99.1.

      Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.1 is included in the Prospectus Supplement relating to the RFMSI Mortgage Pass-Through Certificates, Series 2007-SA3 (the "Certificates"), dated June 22, 2007, and related Prospectus dated April 6, 2007 (collectively, the "Prospectus"), of the RFMSI Series 2007-SA3 Trust (the "Issuing Entity") filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933. The following classes of Certificates were offered under the Prospectus: Class I-A, Class II-A-1, Class II-A-2, Class III-A-1, Class III-A-2, Class III-A-3, Class III-A-4, Class IV-A, Class R-I, Class R-II, Class M-1, Class M-2 and Class M-3.

                           PART II - OTHER INFORMATION

ITEM 2 - LEGAL PROCEEDINGS

Nothing to report.

ITEM 3 - SALES OF SECURITIES AND USE OF PROCEEDS.

On the closing date of the issuance of the Certificates, the Class B-1, Class B-2 and Class B-3 Certificates were sold to a limited number of qualified institutional buyers, institutional accredited investors or non-United States persons in transactions exempt from registration under the Securities Act of 1933 (the "Act") pursuant to Regulation D, Regulation S or Rule 144A under the Act.

ITEM 4 - DEFAULTS UPON SENIOR SECURITIES.

Nothing to report.

ITEM 5 - SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Nothing to report.

ITEM 6 - SIGNIFICANT OBLIGORS OF POOL ASSETS.

Inapplicable.

ITEM 7 - SIGNIFICANT ENHANCEMENT PROVIDER INFORMATION.

Nothing to report.

ITEM 8 - OTHER INFORMATION.

Nothing to report.

ITEM 9 - EXHIBITS

      (a) Documents filed as part of this report.

Exhibit 99.1      July 2007 Monthly Statement to Certificateholders

      (b) Exhibits required by Form 10-D and Item 601 of Regulation S-K.

Exhibit 10.1 Series Supplement, dated as of June 1, 2007, to the Standard Terms of Pooling and Servicing Agreement, dated as of April 1, 2007, among Residential Funding Mortgage Securities I, Inc., as company, Residential Funding Company, LLC, as master servicer, and U.S. Bank National Association, as trustee (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on July 12, 2007).

Exhibit 10.2 Assignment and Assumption Agreement, dated as of June 28, 2007, between Residential Funding Company, LLC and Residential Funding Mortgage Securities I, Inc. (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on July 12, 2007).

Exhibit 10.3 Custodial Agreement, dated as of June 1, 2007 among Residential Funding Company, LLC, as master servicer, Residential Funding Mortgage Securities I, Inc., as depositor, Wells Fargo Bank, N.A., as custodian, and U.S. Bank National Association, as trustee (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on July 12,
            2007).

Exhibit 99.1      July 2007 Monthly Statement to Certificateholders

                                   SIGNATURES




      Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


Dated:  July 25, 2007



                              RFMSI Series 2007-SA3 Trust
                                    (Issuing entity)

                              By:  Residential Funding Company, LLC,
                                    as Master Servicer


                                    By:  /s/ Darsi Meyer
                                         Name:   Darsi Meyer
                                         Title:  Director

           EXHIBIT 99.1 -- MONTHLY STATEMENT TO CERTIFICATEHOLDERS